Loans And Allowance For Credit Losses (Summary Of Impaired Loans By Class And Average Recorded Loan Balance And Recognized Interest Income On Impaired Loans) (Details) (JPY ¥)
In Millions, unless otherwise specified
	6 Months Ended
	Sep. 30, 2011		Mar. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired loans	¥ 1,954,494	[1]	¥ 1,893,098	[2]
Unpaid principal balance of impaired loans	2,162,647	[1]	2,113,742	[2]
Related allowance	788,628	[1]	743,895	[2]
Average recorded investments on impaired loans	1,924,301	[1]
Recognized interest income on impaired loans	20,886	[1]
Impaired loans held for sales	1,687		4,726
Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	1,650,424	[1]	1,591,795	[2]
Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	304,070	[1],[3]	301,303	[2],[3]
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	1,275,577		1,208,080
Unpaid principal balance of impaired loans	1,346,573		1,282,887
Related allowance	559,335		521,797
Average recorded investments on impaired loans	1,241,661
Recognized interest income on impaired loans	10,997
Commercial [Member] | Domestic [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	1,013,940		943,041
Commercial [Member] | Domestic [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	261,637	[3]	265,039	[3]
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	335,235		302,489
Unpaid principal balance of impaired loans	349,949		311,359
Related allowance	156,475		139,522
Average recorded investments on impaired loans	318,863
Recognized interest income on impaired loans	3,202
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	289,741		257,443
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	45,494	[3]	45,046	[3]
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	60,465		73,336
Unpaid principal balance of impaired loans	67,859		78,027
Related allowance	22,080		31,626
Average recorded investments on impaired loans	66,902
Recognized interest income on impaired loans	745
Commercial [Member] | Domestic [Member] | Construction [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	37,866		51,092
Commercial [Member] | Domestic [Member] | Construction [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	22,599	[3]	22,244	[3]
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	174,534		182,979
Unpaid principal balance of impaired loans	192,088		207,373
Related allowance	55,454		56,099
Average recorded investments on impaired loans	178,685
Recognized interest income on impaired loans	1,161
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	121,423		118,840
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	53,111	[3]	64,139	[3]
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	178,811		172,725
Unpaid principal balance of impaired loans	190,610		186,939
Related allowance	71,910		68,946
Average recorded investments on impaired loans	175,769
Recognized interest income on impaired loans	1,709
Commercial [Member] | Domestic [Member] | Services [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	142,352		136,659
Commercial [Member] | Domestic [Member] | Services [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	36,459	[3]	36,066	[3]
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	325,662		284,967
Unpaid principal balance of impaired loans	333,421		295,069
Related allowance	163,927		144,049
Average recorded investments on impaired loans	305,315
Recognized interest income on impaired loans	2,805
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	266,205		235,655
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	59,457	[3]	49,312	[3]
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	9,908		9,858
Unpaid principal balance of impaired loans	12,103		11,993
Related allowance	2,350		1,658
Average recorded investments on impaired loans	9,884
Recognized interest income on impaired loans	29
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	9,703		3,592
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	205	[3]	6,266	[3]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	56,627		57,925
Unpaid principal balance of impaired loans	58,362		59,482
Related allowance	26,121		26,416
Average recorded investments on impaired loans	57,276
Recognized interest income on impaired loans	612
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	42,590		45,353
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	14,037	[3]	12,572	[3]
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	58,456		51,274
Unpaid principal balance of impaired loans	58,859		51,981
Related allowance	36,818		30,931
Average recorded investments on impaired loans	54,865
Recognized interest income on impaired loans	476
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	49,720		43,028
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	8,736	[3]	8,246	[3]
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	75,879		72,527
Unpaid principal balance of impaired loans	83,322		80,664
Related allowance	24,200		22,550
Average recorded investments on impaired loans	74,102
Recognized interest income on impaired loans	258
Commercial [Member] | Domestic [Member] | Consumer [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	54,340		51,379
Commercial [Member] | Domestic [Member] | Consumer [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	21,539	[3]	21,148	[3]
Commercial [Member] | Foreign-Excluding UNBC [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	129,686		133,599
Unpaid principal balance of impaired loans	130,178		134,294
Related allowance	71,566		66,066
Average recorded investments on impaired loans	132,471
Recognized interest income on impaired loans	395
Commercial [Member] | Foreign-Excluding UNBC [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	124,579		132,442
Commercial [Member] | Foreign-Excluding UNBC [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	5,107	[3]	1,157	[3]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	36,286		37,272
Unpaid principal balance of impaired loans	58,705		60,799
Related allowance	12,023		11,826
Average recorded investments on impaired loans	36,672
Recognized interest income on impaired loans	1,967
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	36,067		37,125
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	219	[3]	147	[3]
Residential [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	321,650		307,231
Unpaid principal balance of impaired loans	404,779		393,742
Related allowance	91,364		87,450
Average recorded investments on impaired loans	314,440
Recognized interest income on impaired loans	3,662
Residential [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	296,377		277,704
Residential [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	25,273	[3]	29,527	[3]
Card [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	152,748		151,719
Unpaid principal balance of impaired loans	173,830		173,568
Related allowance	50,720		46,963
Average recorded investments on impaired loans	152,234
Recognized interest income on impaired loans	3,474
Card [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	151,004		149,953
Card [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	1,744	[3]	1,766	[3]
UNBC [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	38,547		55,197
Unpaid principal balance of impaired loans	48,582		68,452
Related allowance	3,620		9,793
Average recorded investments on impaired loans	46,823
Recognized interest income on impaired loans	391
UNBC [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	28,457		51,530
UNBC [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	¥ 10,090	[3]	¥ 3,667	[3]

[1]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥1,687 million at September 30, 2011.
[2]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥4,726 million at March 31, 2011.
[3]	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.